Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 147,252	£ 148,153
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	69,014	55,897
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	14,573	11,898
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	54,441	43,999
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	66,779	83,742
At amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities	5,480	8,214
At amortised cost | Accruals
Disclosure of financial liabilities [line items]
Total financial liabilities	55,195	63,862
At amortised cost | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	6,104	11,666
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 11,459	£ 8,514